Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment
SEGMENT INFORMATION RELATING TO CONTINUING OPERATIONS (in millions)

	Years Ended December 31,
	2016	2015	2014
Revenues
Gathering and Processing:
NGL sales	$103	$99	$7
Gas gathering and processing	264	274	17
Crude oil and water gathering	133	123	66
Pass-thru and other revenue	115	121	68
Total Gathering and Processing Revenue	615	617	158
Terminalling and Transportation: (a)
Terminalling revenues	480	377	333
Pipeline transportation revenues	125	118	109
Total Terminalling and Transportation Revenue	605	495	442
Total Segment Revenues	$1,220	$1,112	$600
Segment Operating Income
Gathering and Processing	$218	$217	$49
Terminalling and Transportation	296	203	149
Total Segment Operating Income	514	420	198
Unallocated general and administrative expenses	(27)	(27)	(34)
Interest and financing costs, net	(191)	(150)	(109)
Equity in earnings of equity method investments	13	7	1
Other Income, net	6	—	—
Earnings Before Income Taxes	$315	$250	$56

Depreciation and Amortization Expense
Gathering and Processing	$107	$111	$15
Terminalling and Transportation	83	76	70
Total Depreciation and Amortization Expense	$190	$187	$85

Capital Expenditures
Gathering and Processing	$119	$228	$160
Terminalling and Transportation	154	158	112
Total Capital Expenditures	$273	$386	$272

(a)
Our Predecessors did not record revenue for transactions with Tesoro in the Terminalling and Transportation segment for assets acquired in the Acquisitions from Tesoro prior to the effective date of each acquisition, except for the RCA tariffs charged to Tesoro on the refined products pipeline included in the acquisition of the West Coast Logistics Assets.

TOTAL IDENTIFIABLE ASSETS BY OPERATING SEGMENT (in millions)

	December 31,
	2016	2015
Identifiable Assets
Gathering and Processing	$3,392	$3,469
Terminalling and Transportation	1,768	1,641
Other (a)	700	21
Total Identifiable Assets	$5,860	$5,131

(a)
Other consists mainly of $688 million in cash and cash equivalents as of December 31, 2016, which was used to fund the acquisition of the North Dakota Gathering and Processing Assets on January 1, 2017.